Right-Of-Use Assets - Summary of Quantitative Information About Right of Use Assets (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure of quantitative information about right-of-use assets [line items]
Charges	$ 54,071	RM 238,048
At December 31	162,213	714,143
Gross Carrying Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions	216,284	952,191
At December 31	216,284	952,191
Accumulated Amortisation and Depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Charges	54,071	238,048
At December 31	$ 54,071	RM 238,048